Cover	Oct. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2020
Entity File Number	1-5415
Entity Registrant Name	A. M. CASTLE & CO.
Entity Central Index Key	0000018172
Entity Tax Identification Number	36-0879160
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1420 Kensington Road
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	847
Local Phone Number	455-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false